Total
Monteagle Enhanced Equity Income Fund
Investment Objective

The investment objective of the Monteagle Enhanced Equity Income Fund (the “Fund”), a separate series of the Monteagle Funds (the “Trust”) is to seek high current income while maintaining prospects for capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Enhanced Equity Income Fund Institutional Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Monteagle Enhanced Equity Income Fund Institutional Class
Advisory Fees	0.30%
Distribution and Service (Rule 12b-1) Fees	none
Operating Services Fee	0.80%	[1]
Other Expenses	0.11%	[2]
Total of all Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.21%
[1]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $10 million, 0.70% of such assets from $10 million up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.45% of such assets over $100 million.
[2]	The “Other Expenses” reflect estimated expenses that the Fund expects to bear in the current fiscal year, actual expenses may vary.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that you redeemed all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Monteagle Enhanced Equity Income Fund | Institutional Class | USD ($)	123	384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a New Fund and has not yet completed a full fiscal year of operations as of the date of this Prospectus since the Fund’s inception, the portfolio turnover rate is 76.16%.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) options on underlying equity securities. Writing options is primarily intended to provide a steady cash flow for the Fund and to secondarily reduce the Fund’s volatility. Cash flow from option writing is also intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio above the strike price. The combination of a diversified stock portfolio and the steady cash flow from the sale of options is intended to produce a level of income not attainable through conventional equity investments such as dividends, or lack thereof, thereby moderating the volatility of returns relative to an all-equity portfolio. Under normal market conditions, the Fund intends to invest in companies having a large market capitalization which are those companies having a market capitalization of $10 billion or more, similar to those found in the Russell 1000 index.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, designed to support the Fund’s investment objective to seek high current income while maintaining prospects for capital appreciation, through the investment a stock portfolio while offering current income through the options written on those underlying equity positions and reducing volatility by selling call options and at times selling put options. The fund attempts to minimize the affect the options strategy may have on the underlying stock portfolio, such as stocks being called away as prices rise by, at times, purchasing back written call options positions, thereby closing out the written option position and eliminating the risk of the underlying stock position being called away as prices rise. Factors such as dividend yield on stock positions in the portfolio will be considered as a means to generate income on the portfolio. The Adviser rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the Adviser may also sell stocks to realize capital losses to minimize any required capital gain distributions.

Writing Options

The Fund continuously writes options, typically on broad-based indexes or individual securities, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the underlying equity security over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser exercises the option, the Fund may deliver on the obligation or pay the purchaser the difference between the value of the underlying equity security and the exercise price of the option. The premium, the exercise price, the dividend yield, and the value of the underlying security may determine the total return realized by the Fund as the seller of the option. The Fund can also repurchase the option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received may determine the gain or loss realized by the Fund.

Principal Investment Risks As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following describes the risks the Fund. New Fund Risk - The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders. Depositary Receipts Risk - Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Tax Risk - The Fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; disallow, suspend or otherwise limit the allowance of certain losses or deductions, convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); and cause the fund to recognize income or gain without a corresponding receipt of cash.
Performance

The Fund is new as of the date of this Prospectus and therefore performance information is not yet available. Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling (888) 263-5593 or visiting the Fund’s website at www.monteaglefunds.com.

Monteagle Enhanced Equity Income Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following describes the risks the Fund
Monteagle Enhanced Equity Income Fund | New Fund Risk [Member]
New Fund Risk - The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholder
Monteagle Enhanced Equity Income Fund | Depository Receipt Risk [Member]
Depositary Receipts Risk - Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts
Monteagle Enhanced Equity Income Fund | Tax Risk [Member]
Tax Risk - The Fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times. The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; disallow, suspend or otherwise limit the allowance of certain losses or deductions, convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); and cause the fund to recognize income or gain without a corresponding receipt of cash
Monteagle Enhanced Equity Income Fund | Derivatives Risk [Member]
Derivatives Risk - The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s NAV per share and cause you to lose money.
Monteagle Enhanced Equity Income Fund | Equity Securities [Member]
Equity Securities Risk - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions
Monteagle Enhanced Equity Income Fund | Foreign Securities [Member]
Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.
Monteagle Enhanced Equity Income Fund | Income Producing Stock [Member]
Income Producing Stock Availability Risk - Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified
Monteagle Enhanced Equity Income Fund | Market Selection [Member]
Market Risk and Selection Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money
Monteagle Enhanced Equity Income Fund | Real Estate Related [Member]
Real Estate-Related Securities Risk - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities
Monteagle Enhanced Equity Income Fund | Reit Investment [Member]
REIT Investment Risk - Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders
Monteagle Enhanced Equity Income Fund | Market Turbulence Covid [Member]
Market Turbulence Resulting from COVID-19 - The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time